Feb. 01, 2021
Ariel International Fund
Ariel International Fund
INVESTMENT OBJECTIVE
Ariel International Fund’s fundamental objective is long-term capital appreciation.
The Fund’s non-fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel International Fund (the “Fund”).
Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2022. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
The Fund invests primarily in equity securities of foreign companies based in developed international markets. The Fund will invest in foreign companies directly by purchasing equity securities or indirectly through instruments that provide exposure to foreign companies. The Fund is permitted to invest in companies of any size, but typically will not invest in companies with market capitalizations below $1 billion. The Fund also invests a portion of its assets in companies based in the U.S. or emerging markets. The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business. Ariel primarily considers selling a stock: (i) if its valuation reaches our investment goals, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals. The Fund uses various techniques to hedge currency exposure or to invest significant cash inflows in the market (i.e., reducing “cash drag”), including derivatives, exchange traded funds (“ETFs”), and other hedges. The Fund may buy and sell currency on a spot basis (i.e., foreign currency trades that settle within two days) and enter into foreign currency forward contracts. Ariel uses these techniques primarily in an attempt to reduce unintended tracking error versus the Fund’s primary benchmark, decrease the Fund’s exposure to changing security prices or foreign currency risk, or address other factors that affect security values. The Fund is a diversified fund that generally will hold between 50-150 securities in its portfolio.
PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives. You could lose money by investing in the Fund. The principal risks of investing in the Fund are: • Investments in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks. Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S. • Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time. While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts. • The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market. • The Fund is often concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market. • Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value. • Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates. • The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses. Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties. OTC transactions are less liquid and riskier than exchange-traded derivatives due to the credit and performance risk of counterparties. • ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities. ETFs also have management fees that increase the cost compared to owning the underlying securities directly. • Small- and mid-capitalization (“small/mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks. You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.
PERFORMANCE
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for any such investments. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Total return for the year ended December 31
Best Quarter: 2Q ‘20 + 11.61% Worst Quarter: 1Q ‘20 - 13.64% The Fund has an inception date of December 30, 2011, and does not yet have returns for a full 10-year period.
Average annual total returns as of December 31, 2020
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-taxreturns depend on your tax situation and are not relevant if Fund shares are held intax-deferredarrangements, such as Individual Retirement Accounts.After-taxreturns are shown for the Investor Class only.After-taxreturns for the Institutional Class will vary.